Weighted-Average Assumptions Used to Determine Benefit Obligations, Foreign Plans (Detail) (Foreign plans)	Mar. 31, 2011	Mar. 31, 2010
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	5.70%	4.80%
Rate of compensation increase	2.90%	2.50%